Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brighthouse Funds Trust I
Entity Central Index Key	0001126087
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000100075
Shareholder Report [Line Items]
Fund Name	AB Global Dynamic Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Dynamic Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[1]
AssetsNet	$ 1,708,164,776
Holdings Count | Holding	1,801
Advisory Fees Paid, Amount	$ 5,257,611
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,708,164,776 # of Portfolio Investments1,801 Portfolio Turnover Rate7% Total Advisory Fees Paid$5,257,611
Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	19.9
U.S. Treasury Bonds	9.0
French Republic Government Bonds OAT	1.4
Federal National Mortgage Association	1.2
Italy Buoni Poliennali Del Tesoro	1.1
U.K. Gilts	0.8
Bundesrepublik Deutschland Bundesanleihe	0.6
Japan Government Two Year Bonds	0.6
Spain Government Bonds	0.6
Federal Home Loan Banks	0.4

Top 10 Countries

Table Summary
Value	Value
Switzerland	1.2
Spain	1.3
Netherlands	1.3
Italy	1.6
Australia	1.7
Germany	2.6
United Kingdom	2.8
France	2.9
Japan	6.2
United States	71.1

Asset Allocation

Table Summary
Value	Value
Rights	0.0Footnote Reference*
Investment Companies	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Short-Term Investments	1.3
Foreign Government	8.4
U.S. Treasury & Government Agencies	30.9
Common Stocks	58.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	2.7
Apple, Inc.	2.4
Alphabet, Inc.	2.1
Microsoft Corp.	1.5
Amazon.com, Inc.	1.3
Broadcom, Inc.	1.0
Micron Technology, Inc.	0.7
Meta Platforms, Inc.	0.7
Tesla, Inc.	0.7
ASML Holding NV	0.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210967
Shareholder Report [Line Items]
Fund Name	AB International Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[2]
AssetsNet	$ 394,230,651
Holdings Count | Holding	693
Advisory Fees Paid, Amount	$ 1,021,962
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$394,230,651 # of Portfolio Investments693 Portfolio Turnover Rate60% Total Advisory Fees Paid$1,021,962
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Asset-Backed Securities	1.8
Non-Agency Mortgage-Backed Securities	1.9
U.S. Treasury & Government Agencies	2.1
Short-Term Investments	3.2
Corporate Bonds & Notes	30.1
Foreign Government	58.6

Top 10 Countries

Table Summary
Value	Value
Turkey	2.9
Brazil	2.9
France	3.8
China	3.9
Mexico	4.4
United Kingdom	5.9
Canada	6.0
Colombia	6.2
Japan	7.5
United States	8.1

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
Canada Government Bonds	3.9
China Government Bonds	3.6
Japan Government Five Year Bonds	2.9
U.K. Gilts	2.8
Dominican Republic International Bonds	2.3
Colombia Government International Bonds	2.2
U.S. Treasury Inflation-Indexed Notes	2.1
Ecopetrol SA	2.0
Brazil Notas do Tesouro Nacional	2.0
Turkiye Government International Bonds	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210964
Shareholder Report [Line Items]
Fund Name	AB International Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[3]
AssetsNet	$ 394,230,651
Holdings Count | Holding	693
Advisory Fees Paid, Amount	$ 1,021,962
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$394,230,651 # of Portfolio Investments693 Portfolio Turnover Rate60% Total Advisory Fees Paid$1,021,962
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Asset-Backed Securities	1.8
Non-Agency Mortgage-Backed Securities	1.9
U.S. Treasury & Government Agencies	2.1
Short-Term Investments	3.2
Corporate Bonds & Notes	30.1
Foreign Government	58.6

Top 10 Countries

Table Summary
Value	Value
Turkey	2.9
Brazil	2.9
France	3.8
China	3.9
Mexico	4.4
United Kingdom	5.9
Canada	6.0
Colombia	6.2
Japan	7.5
United States	8.1

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
Canada Government Bonds	3.9
China Government Bonds	3.6
Japan Government Five Year Bonds	2.9
U.K. Gilts	2.8
Dominican Republic International Bonds	2.3
Colombia Government International Bonds	2.2
U.S. Treasury Inflation-Indexed Notes	2.1
Ecopetrol SA	2.0
Brazil Notas do Tesouro Nacional	2.0
Turkiye Government International Bonds	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030705
Shareholder Report [Line Items]
Fund Name	Allspring Mid Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[4]
AssetsNet	$ 304,838,644
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 995,151
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$304,838,644 # of Portfolio Investments90 Portfolio Turnover Rate21% Total Advisory Fees Paid$995,151
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Real Estate	3.2
Consumer Discretionary	5.4
Consumer Staples	6.3
Energy	7.9
Materials	8.0
Utilities	8.3
Health Care	11.8
Financials	12.3
Information Technology	13.6
Industrials	20.6

Top Countries

Table Summary
Value	Value
Ireland	1.8
Canada	2.0
United States	94.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
American Electric Power Co., Inc.	3.4
Qnity Electronics, Inc.	3.3
Labcorp Holdings, Inc.	3.2
Keysight Technologies, Inc.	3.2
FirstEnergy Corp.	3.0
Republic Services, Inc.	3.0
Church & Dwight Co., Inc.	2.9
RPM International, Inc.	2.7
Fifth Third Bancorp	2.6
CDW Corp.	2.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030706
Shareholder Report [Line Items]
Fund Name	Allspring Mid Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$53	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[5]
AssetsNet	$ 304,838,644
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 995,151
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$304,838,644 # of Portfolio Investments90 Portfolio Turnover Rate21% Total Advisory Fees Paid$995,151
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Real Estate	3.2
Consumer Discretionary	5.4
Consumer Staples	6.3
Energy	7.9
Materials	8.0
Utilities	8.3
Health Care	11.8
Financials	12.3
Information Technology	13.6
Industrials	20.6

Top Countries

Table Summary
Value	Value
Ireland	1.8
Canada	2.0
United States	94.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
American Electric Power Co., Inc.	3.4
Qnity Electronics, Inc.	3.3
Labcorp Holdings, Inc.	3.2
Keysight Technologies, Inc.	3.2
FirstEnergy Corp.	3.0
Republic Services, Inc.	3.0
Church & Dwight Co., Inc.	2.9
RPM International, Inc.	2.7
Fifth Third Bancorp	2.6
CDW Corp.	2.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063063
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds® Aggressive Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[6]
AssetsNet	$ 2,947,632,777
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 907,887
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,947,632,777 # of Portfolio Investments14 Portfolio Turnover Rate5% Total Advisory Fees Paid$907,887
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Global Fixed Income	1.4
High Yield Fixed Income	1.9
Emerging Market Equities	3.0
Global Equities	5.1
Investment Grade Fixed Income	6.2
International Developed Market Equities	20.0
U.S. Large Cap Equities	62.5

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
American Funds AMCAP Fund, Class R-6	11.6
American Funds Fundamental Investors Fund, Class R-6	11.1
American Funds International Growth & Income Fund, Class R-6	11.0
American Funds Growth Fund, Class 1	10.6
American Funds Growth-Income Fund, Class 1	10.1
American Funds Washington Mutual Investors Fund, Class 1	10.1
American Funds American Mutual Fund, Class R-6	9.0
American Funds EUPAC Fund, Class 1	9.0
American Funds Smallcap World Fund, Inc., Class R-6	5.1
American Funds The Bond Fund of America, Class 1	4.7

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063064
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Allocation Portfolio
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds® Aggressive Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[7]
AssetsNet	$ 2,947,632,777
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 907,887
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,947,632,777 # of Portfolio Investments14 Portfolio Turnover Rate5% Total Advisory Fees Paid$907,887
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Global Fixed Income	1.4
High Yield Fixed Income	1.9
Emerging Market Equities	3.0
Global Equities	5.1
Investment Grade Fixed Income	6.2
International Developed Market Equities	20.0
U.S. Large Cap Equities	62.5

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
American Funds AMCAP Fund, Class R-6	11.6
American Funds Fundamental Investors Fund, Class R-6	11.1
American Funds International Growth & Income Fund, Class R-6	11.0
American Funds Growth Fund, Class 1	10.6
American Funds Growth-Income Fund, Class 1	10.1
American Funds Washington Mutual Investors Fund, Class 1	10.1
American Funds American Mutual Fund, Class R-6	9.0
American Funds EUPAC Fund, Class 1	9.0
American Funds Smallcap World Fund, Inc., Class R-6	5.1
American Funds The Bond Fund of America, Class 1	4.7

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063060
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Balanced Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds® Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[8]
AssetsNet	$ 4,001,460,998
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,173,940
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,001,460,998 # of Portfolio Investments14 Portfolio Turnover Rate4% Total Advisory Fees Paid$1,173,940
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.7
Global Equities	3.1
High Yield Fixed Income	4.4
International Developed Market Equities	15.6
Investment Grade Fixed Income	22.9
U.S. Large Cap Equities	49.4

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
American Funds The Bond Fund of America, Class 1	12.8
American Funds U.S. Government Securities Fund, Class R-6	10.1
American Funds Growth-Income Fund, Class 1	9.2
American Funds International Growth & Income Fund, Class R-6	8.8
American Funds Growth Fund, Class 1	8.7
American Funds Fundamental Investors Fund, Class R-6	8.1
American Funds AMCAP Fund, Class R-6	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds American Mutual Fund, Class R-6	7.1
American Funds EUPAC Fund, Class 1	6.8

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063061
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Balanced Allocation Portfolio
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds® Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[9]
AssetsNet	$ 4,001,460,998
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,173,940
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,001,460,998 # of Portfolio Investments14 Portfolio Turnover Rate4% Total Advisory Fees Paid$1,173,940
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.7
Global Equities	3.1
High Yield Fixed Income	4.4
International Developed Market Equities	15.6
Investment Grade Fixed Income	22.9
U.S. Large Cap Equities	49.4

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
American Funds The Bond Fund of America, Class 1	12.8
American Funds U.S. Government Securities Fund, Class R-6	10.1
American Funds Growth-Income Fund, Class 1	9.2
American Funds International Growth & Income Fund, Class R-6	8.8
American Funds Growth Fund, Class 1	8.7
American Funds Fundamental Investors Fund, Class R-6	8.1
American Funds AMCAP Fund, Class R-6	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds American Mutual Fund, Class R-6	7.1
American Funds EUPAC Fund, Class 1	6.8

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030657
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Portfolio
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds® Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment. The expense table below reflects the expenses of both the American Funds Growth Portfolio (the "Feeder Fund") and the Master Fund.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$46	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[10]
AssetsNet	$ 2,031,958,503
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,031,958,503 # of Portfolio Investments1 Portfolio Turnover Rate5% Total Advisory Fees Paid$0
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Real Estate	1.3
Materials	2.0
Energy	2.0
Consumer Staples	2.1
Financials	6.0
Industrials	8.0
Health Care	9.2
Consumer Discretionary	13.2
Communication Services	14.5
Information Technology	39.0

Top 10 Countries

Table Summary
Value	Value
Japan	0.2
Brazil	0.3
Mexico	0.4
France	0.4
United Kingdom	0.8
Netherlands	1.0
Taiwan	1.5
South Korea	1.9
Canada	3.0
United States	87.4

Largest Holdings [Text Block]

Top Equity Holdings

Table Summary
Meta Platforms, Inc.	6.2
Alphabet, Inc.	5.9
Tesla, Inc.	5.5
Micron Technology, Inc.	4.9
Broadcom, Inc.	4.6
NVIDIA Corp.	4.5
Microsoft Corp.	3.0
Visa, Inc.	2.1
Amazon.com, Inc.	2.0
SK hynix, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063057
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds® Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[11]
AssetsNet	$ 1,880,175,044
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 654,400
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,880,175,044 # of Portfolio Investments14 Portfolio Turnover Rate4% Total Advisory Fees Paid$654,400
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Emerging Market Equities	1.0
Global Equities	1.0
Global Fixed Income	3.5
High Yield Fixed Income	6.0
International Developed Market Equities	12.1
Investment Grade Fixed Income	36.9
U.S. Large Cap Equities	39.6

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
American Funds U.S. Government Securities Fund, Class R-6	18.7
American Funds The Bond Fund of America, Class 1	18.2
American Funds Growth-Income Fund, Class 1	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds American Mutual Fund, Class R-6	8.1
American Funds International Growth & Income Fund, Class R-6	6.5
American Funds High-Income Trust Fund, Class R-6	6.0
American Funds EUPAC Fund, Class 1	5.6
American Funds Growth Fund, Class 1	5.1
American Funds AMCAP Fund, Class R-6	5.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063058
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Allocation Portfolio
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds® Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$33	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[12]
AssetsNet	$ 1,880,175,044
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 654,400
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,880,175,044 # of Portfolio Investments14 Portfolio Turnover Rate4% Total Advisory Fees Paid$654,400
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Emerging Market Equities	1.0
Global Equities	1.0
Global Fixed Income	3.5
High Yield Fixed Income	6.0
International Developed Market Equities	12.1
Investment Grade Fixed Income	36.9
U.S. Large Cap Equities	39.6

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
American Funds U.S. Government Securities Fund, Class R-6	18.7
American Funds The Bond Fund of America, Class 1	18.2
American Funds Growth-Income Fund, Class 1	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds American Mutual Fund, Class R-6	8.1
American Funds International Growth & Income Fund, Class R-6	6.5
American Funds High-Income Trust Fund, Class R-6	6.0
American Funds EUPAC Fund, Class 1	5.6
American Funds Growth Fund, Class 1	5.1
American Funds AMCAP Fund, Class R-6	5.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100078
Shareholder Report [Line Items]
Fund Name	BlackRock Global Tactical Strategies Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Global Tactical Strategies Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[13]
AssetsNet	$ 2,825,138,029
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 8,653,587
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,825,138,029 # of Portfolio Investments82 Portfolio Turnover Rate3% Total Advisory Fees Paid$8,653,587
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Real Estate Equities	2.0
U.S. Small Cap Equities	2.3
Commodities	4.4
U.S. Large Cap Equities	25.5
International Developed Market Equities	27.2
Investment Grade Fixed Income	31.3

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
iShares Core MSCI EAFE ETF	27.1
Vanguard Total Bond Market ETF	20.6
iShares Core U.S. Aggregate Bond ETF	14.7
iShares Core S&P 500 ETF	14.2
State Street Technology Select Sector SPDR ETF	3.8
iShares U.S. Real Estate ETF	2.0
State Street Financial Select Sector SPDR ETF	1.2
State Street Consumer Discretionary Select Sector SPDR ETF	1.0
State Street Industrial Select Sector SPDR ETF	1.0
State Street Communication Services Select Sector SPDR ETF	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030750
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[14]
AssetsNet	$ 1,086,721,352
Holdings Count | Holding	1,279
Advisory Fees Paid, Amount	$ 3,040,865
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,086,721,352 # of Portfolio Investments1,279 Portfolio Turnover Rate28% Total Advisory Fees Paid$3,040,865
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Chemicals	3.5
Pipelines	3.6
Oil & Gas	3.7
Software	3.8
Diversified Financial Services	3.9
Media	4.2
Electric	4.8
Insurance	5.6
Commercial Services	5.8
Telecommunications	10.2

Asset Allocation

Table Summary
Value	Value
Escrow Shares	0.0Footnote Reference*
Warrants	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Convertible Preferred Stocks	0.2
Convertible Bonds	0.4
Common Stocks	0.8
Short-Term Investments	3.1
Floating Rate Loans	6.4
Corporate Bonds & Notes	88.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
Level 3 Financing, Inc.	2.1
TransDigm, Inc.	1.7
HUB International Ltd.	1.6
Talen Energy Supply LLC	1.5
Beignet Investor LLC	1.4
Venture Global LNG, Inc.	1.3
1261229 BC Ltd.	1.2
Clear Channel Outdoor Holdings, Inc.	1.1
NRG Energy, Inc.	1.1
Meridian Arc Holdco LLC	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030751
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[15]
AssetsNet	$ 1,086,721,352
Holdings Count | Holding	1,279
Advisory Fees Paid, Amount	$ 3,040,865
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,086,721,352 # of Portfolio Investments1,279 Portfolio Turnover Rate28% Total Advisory Fees Paid$3,040,865
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Chemicals	3.5
Pipelines	3.6
Oil & Gas	3.7
Software	3.8
Diversified Financial Services	3.9
Media	4.2
Electric	4.8
Insurance	5.6
Commercial Services	5.8
Telecommunications	10.2

Asset Allocation

Table Summary
Value	Value
Escrow Shares	0.0Footnote Reference*
Warrants	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Convertible Preferred Stocks	0.2
Convertible Bonds	0.4
Common Stocks	0.8
Short-Term Investments	3.1
Floating Rate Loans	6.4
Corporate Bonds & Notes	88.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
Level 3 Financing, Inc.	2.1
TransDigm, Inc.	1.7
HUB International Ltd.	1.6
Talen Energy Supply LLC	1.5
Beignet Investor LLC	1.4
Venture Global LNG, Inc.	1.3
1261229 BC Ltd.	1.2
Clear Channel Outdoor Holdings, Inc.	1.1
NRG Energy, Inc.	1.1
Meridian Arc Holdco LLC	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030680
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 100 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[16]
AssetsNet	$ 1,797,995,536
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 624,040
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,797,995,536 # of Portfolio Investments30 Portfolio Turnover Rate9% Total Advisory Fees Paid$624,040
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Real Estate Equities	3.0
Global Equities	4.3
U.S. Mid Cap Equities	4.5
Emerging Market Equities	5.6
U.S. Small Cap Equities	9.2
International Developed Market Equities	22.5
U.S. Large Cap Equities	50.9

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Invesco Comstock Portfolio, Class A	6.3
MFS Value Portfolio, Class A	6.2
T. Rowe Price Large Cap Value Portfolio, Class A	6.1
Jennison Growth Portfolio, Class A	6.0
Loomis Sayles Growth Portfolio, Class A	5.9
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio), Class A	5.6
T. Rowe Price Large Cap Growth Portfolio, Class A	5.5
Harris Oakmark International Portfolio, Class A	5.3
BlackRock Capital Appreciation Portfolio, Class A	5.1
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030681
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 100 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[17]
AssetsNet	$ 1,797,995,536
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 624,040
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,797,995,536 # of Portfolio Investments30 Portfolio Turnover Rate9% Total Advisory Fees Paid$624,040
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Real Estate Equities	3.0
Global Equities	4.3
U.S. Mid Cap Equities	4.5
Emerging Market Equities	5.6
U.S. Small Cap Equities	9.2
International Developed Market Equities	22.5
U.S. Large Cap Equities	50.9

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Invesco Comstock Portfolio, Class A	6.3
MFS Value Portfolio, Class A	6.2
T. Rowe Price Large Cap Value Portfolio, Class A	6.1
Jennison Growth Portfolio, Class A	6.0
Loomis Sayles Growth Portfolio, Class A	5.9
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio), Class A	5.6
T. Rowe Price Large Cap Growth Portfolio, Class A	5.5
Harris Oakmark International Portfolio, Class A	5.3
BlackRock Capital Appreciation Portfolio, Class A	5.1
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100083
Shareholder Report [Line Items]
Fund Name	Brighthouse Balanced Plus Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Balanced Plus Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[18]
AssetsNet	$ 4,719,052,788
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 5,736,244
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,719,052,788 # of Portfolio Investments117 Portfolio Turnover Rate21% Total Advisory Fees Paid$5,736,244
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Real Estate Equities	0.9
Emerging Market Equities	1.9
International Fixed Income	2.2
Global Equities	2.3
U.S. Small Cap Equities	5.0
High Yield Fixed Income	5.6
U.S. Mid Cap Equities	5.6
International Developed Market Equities	12.7
U.S. Large Cap Equities	37.1
Investment Grade Fixed Income	68.9

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
U.S. Treasury Bonds	13.0
U.S. Treasury Notes	12.2
BlackRock Bond Income Portfolio, Class A	7.5
TCW Core Fixed Income Portfolio, Class A	6.1
PIMCO Total Return Portfolio, Class A	5.4
JPMorgan Core Bond Portfolio, Class A	4.4
Harris Oakmark International Portfolio, Class A	3.8
Western Asset Management U.S. Government Portfolio, Class A	3.4
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.1
Baillie Gifford International Stock Portfolio, Class A	2.8

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030660
Shareholder Report [Line Items]
Fund Name	Brighthouse Small Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%	[19]
AssetsNet	$ 731,344,946
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 2,582,863
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$731,344,946 # of Portfolio Investments132 Portfolio Turnover Rate20% Total Advisory Fees Paid$2,582,863
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	0.5
Communication Services	0.8
Energy	5.0
Consumer Staples	5.5
Health Care	6.7
Consumer Discretionary	8.5
Information Technology	13.7
Materials	14.4
Financials	20.2
Industrials	24.3

Top Countries

Table Summary
Value	Value
Monaco	0.6
Switzerland	0.6
Japan	0.7
Belgium	0.9
United Kingdom	2.1
United States	94.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Franklin Electric Co., Inc.	3.4
Innospec, Inc.	3.2
UMB Financial Corp.	3.1
Novanta, Inc.	3.0
Hancock Whitney Corp.	2.4
Southstate Bank Corp.	2.3
J&J Snack Foods Corp.	2.2
UFP Industries, Inc.	2.2
Alamo Group, Inc.	2.2
TriMas Corp.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030661
Shareholder Report [Line Items]
Fund Name	Brighthouse Small Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$54	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%	[20]
AssetsNet	$ 731,344,946
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 2,582,863
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$731,344,946 # of Portfolio Investments132 Portfolio Turnover Rate20% Total Advisory Fees Paid$2,582,863
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	0.5
Communication Services	0.8
Energy	5.0
Consumer Staples	5.5
Health Care	6.7
Consumer Discretionary	8.5
Information Technology	13.7
Materials	14.4
Financials	20.2
Industrials	24.3

Top Countries

Table Summary
Value	Value
Monaco	0.6
Switzerland	0.6
Japan	0.7
Belgium	0.9
United Kingdom	2.1
United States	94.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Franklin Electric Co., Inc.	3.4
Innospec, Inc.	3.2
UMB Financial Corp.	3.1
Novanta, Inc.	3.0
Hancock Whitney Corp.	2.4
Southstate Bank Corp.	2.3
J&J Snack Foods Corp.	2.2
UFP Industries, Inc.	2.2
Alamo Group, Inc.	2.2
TriMas Corp.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000140956
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan International Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[21]
AssetsNet	$ 824,236,576
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 3,047,044
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$824,236,576 # of Portfolio Investments81 Portfolio Turnover Rate52% Total Advisory Fees Paid$3,047,044
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Real Estate	2.4
Consumer Discretionary	2.6
Communication Services	2.8
Materials	3.6
Health Care	4.4
Information Technology	7.6
Consumer Staples	11.2
Utilities	11.4
Financials	23.7
Industrials	27.7

Top 10 Countries

Table Summary
Value	Value
Italy	3.2
Hong Kong	3.5
Taiwan	4.5
Germany	4.7
Switzerland	6.2
China	7.0
South Korea	7.7
Japan	8.2
France	12.0
United Kingdom	25.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
National Grid PLC	4.4
UBS Group AG	4.3
Contemporary Amperex Technology Co. Ltd.	4.2
Tesco PLC	3.3
Safran SA	3.2
Air Liquide SA	3.0
HSBC Holdings PLC	2.9
British American Tobacco PLC	2.8
Tencent Holdings Ltd.	2.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000140957
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan International Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$56	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%	[22]
AssetsNet	$ 824,236,576
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 3,047,044
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$824,236,576 # of Portfolio Investments81 Portfolio Turnover Rate52% Total Advisory Fees Paid$3,047,044
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Real Estate	2.4
Consumer Discretionary	2.6
Communication Services	2.8
Materials	3.6
Health Care	4.4
Information Technology	7.6
Consumer Staples	11.2
Utilities	11.4
Financials	23.7
Industrials	27.7

Top 10 Countries

Table Summary
Value	Value
Italy	3.2
Hong Kong	3.5
Taiwan	4.5
Germany	4.7
Switzerland	6.2
China	7.0
South Korea	7.7
Japan	8.2
France	12.0
United Kingdom	25.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
National Grid PLC	4.4
UBS Group AG	4.3
Contemporary Amperex Technology Co. Ltd.	4.2
Tesco PLC	3.3
Safran SA	3.2
Air Liquide SA	3.0
HSBC Holdings PLC	2.9
British American Tobacco PLC	2.8
Tencent Holdings Ltd.	2.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000088087
Shareholder Report [Line Items]
Fund Name	Brighthouse/Eaton Vance Floating Rate Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[23]
AssetsNet	$ 507,141,729
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,490,150
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$507,141,729 # of Portfolio Investments468 Portfolio Turnover Rate24% Total Advisory Fees Paid$1,490,150
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Retail	2.6
Computers	2.8
Asset-Backed - Other	3.0
Machinery-Diversified	3.3
Entertainment	4.1
Healthcare-Services	4.7
Diversified Financial Services	4.8
Insurance	5.9
Commercial Services	9.1
Software	11.7

Asset Allocation

Table Summary
Value	Value
Convertible Preferred Stocks	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Common Stocks	1.1
Corporate Bonds & Notes	2.9
Asset-Backed Securities	3.0
Short-Term Investments	7.3
Floating Rate Loans	89.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
TransDigm, Inc.	0.9
UKG, Inc.	0.9
Opal Bidco SAS	0.7
Quikrete Holdings, Inc.	0.7
EOC Borrower LLC	0.7
Brown Group Holding LLC	0.7
Voyager Parent LLC	0.7
AI Aqua Merger Sub, Inc.	0.6
Electronic Arts, Inc.	0.6
Caesars Entertainment, Inc.	0.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000088088
Shareholder Report [Line Items]
Fund Name	Brighthouse/Eaton Vance Floating Rate Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[24]
AssetsNet	$ 507,141,729
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,490,150
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$507,141,729 # of Portfolio Investments468 Portfolio Turnover Rate24% Total Advisory Fees Paid$1,490,150
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Retail	2.6
Computers	2.8
Asset-Backed - Other	3.0
Machinery-Diversified	3.3
Entertainment	4.1
Healthcare-Services	4.7
Diversified Financial Services	4.8
Insurance	5.9
Commercial Services	9.1
Software	11.7

Asset Allocation

Table Summary
Value	Value
Convertible Preferred Stocks	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Common Stocks	1.1
Corporate Bonds & Notes	2.9
Asset-Backed Securities	3.0
Short-Term Investments	7.3
Floating Rate Loans	89.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
TransDigm, Inc.	0.9
UKG, Inc.	0.9
Opal Bidco SAS	0.7
Quikrete Holdings, Inc.	0.7
EOC Borrower LLC	0.7
Brown Group Holding LLC	0.7
Voyager Parent LLC	0.7
AI Aqua Merger Sub, Inc.	0.6
Electronic Arts, Inc.	0.6
Caesars Entertainment, Inc.	0.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100086
Shareholder Report [Line Items]
Fund Name	Brighthouse/Franklin Low Duration Total Return Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[25]
AssetsNet	$ 554,347,520
Holdings Count | Holding	680
Advisory Fees Paid, Amount	$ 1,208,223
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$554,347,520 # of Portfolio Investments680 Portfolio Turnover Rate36% Total Advisory Fees Paid$1,208,223
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Common Stocks	0.0Footnote Reference*
Municipals	0.4
Foreign Government	2.0
Floating Rate Loans	2.3
Short-Term Investments	4.6
Agency Sponsored Mortgage-Backed Securities	9.7
Non-Agency Mortgage-Backed Securities	11.4
Asset-Backed Securities	15.7
U.S. Treasury & Government Agencies	16.5
Corporate Bonds & Notes	37.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	16.5
Federal Home Loan Mortgage Corp. REMICS	5.0
Federal National Mortgage Association REMICS	2.2
Morgan Stanley	1.3
Station Place Securitization Trust	1.1
BRAVO Residential Funding Trust	1.0
RR 14 Ltd.	1.0
Bank of America Corp.	0.9
OBX Trust	0.9
Citibank NA	0.8

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100087
Shareholder Report [Line Items]
Fund Name	Brighthouse/Franklin Low Duration Total Return Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[26]
AssetsNet	$ 554,347,520
Holdings Count | Holding	680
Advisory Fees Paid, Amount	$ 1,208,223
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$554,347,520 # of Portfolio Investments680 Portfolio Turnover Rate36% Total Advisory Fees Paid$1,208,223
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Common Stocks	0.0Footnote Reference*
Municipals	0.4
Foreign Government	2.0
Floating Rate Loans	2.3
Short-Term Investments	4.6
Agency Sponsored Mortgage-Backed Securities	9.7
Non-Agency Mortgage-Backed Securities	11.4
Asset-Backed Securities	15.7
U.S. Treasury & Government Agencies	16.5
Corporate Bonds & Notes	37.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	16.5
Federal Home Loan Mortgage Corp. REMICS	5.0
Federal National Mortgage Association REMICS	2.2
Morgan Stanley	1.3
Station Place Securitization Trust	1.1
BRAVO Residential Funding Trust	1.0
RR 14 Ltd.	1.0
Bank of America Corp.	0.9
OBX Trust	0.9
Citibank NA	0.8

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075557
Shareholder Report [Line Items]
Fund Name	Brighthouse/Templeton International Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[27]
AssetsNet	$ 343,646,911
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 964,381
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$343,646,911 # of Portfolio Investments88 Portfolio Turnover Rate0% Total Advisory Fees Paid$964,381
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Corporate Bonds & Notes	4.3
Short-Term Investments	14.8
Foreign Government	79.4

Top 10 Countries

Table Summary
Value	Value
Mexico	4.0
Spain	4.5
Panama	4.7
Norway	4.8
India	6.0
Egypt	6.7
South Africa	8.0
Brazil	8.4
Malaysia	9.2
Australia	10.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
Malaysia Government Bonds	9.2
Brazil Notas do Tesouro Nacional	8.4
Republic of South Africa Government Bonds	8.0
India Government Bonds	6.0
Norway Government Bonds	4.8
Panama Government International Bonds	4.7
Spain Government Bonds	4.5
International Bank for Reconstruction & Development	4.3
Mexico Bonos	4.0
Queensland Treasury Corp.	4.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075558
Shareholder Report [Line Items]
Fund Name	Brighthouse/Templeton International Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[28]
AssetsNet	$ 343,646,911
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 964,381
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$343,646,911 # of Portfolio Investments88 Portfolio Turnover Rate0% Total Advisory Fees Paid$964,381
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Corporate Bonds & Notes	4.3
Short-Term Investments	14.8
Foreign Government	79.4

Top 10 Countries

Table Summary
Value	Value
Mexico	4.0
Spain	4.5
Panama	4.7
Norway	4.8
India	6.0
Egypt	6.7
South Africa	8.0
Brazil	8.4
Malaysia	9.2
Australia	10.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
Malaysia Government Bonds	9.2
Brazil Notas do Tesouro Nacional	8.4
Republic of South Africa Government Bonds	8.0
India Government Bonds	6.0
Norway Government Bonds	4.8
Panama Government International Bonds	4.7
Spain Government Bonds	4.5
International Bank for Reconstruction & Development	4.3
Mexico Bonos	4.0
Queensland Treasury Corp.	4.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030760
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Large Cap Research Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[29]
AssetsNet	$ 2,573,848,935
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 6,001,811
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,573,848,935 # of Portfolio Investments200 Portfolio Turnover Rate47% Total Advisory Fees Paid$6,001,811
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Materials	2.3
Utilities	2.7
Energy	3.7
Consumer Staples	5.7
Industrials	8.0
Communication Services	8.2
Health Care	10.1
Consumer Discretionary	10.9
Financials	11.2
Information Technology	35.9

Top Countries

Table Summary
Value	Value
Israel	0.1
Belgium	0.1
Bermuda	0.1
United Kingdom	1.0
United States	98.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	8.5
Apple, Inc.	5.4
Amazon.com, Inc.	5.1
Alphabet, Inc.	4.9
Microsoft Corp.	4.3
Broadcom, Inc.	3.5
Micron Technology, Inc.	2.8
Advanced Micro Devices, Inc.	2.0
Goldman Sachs Group, Inc.	1.8
Eli Lilly & Co.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030761
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Large Cap Research Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$40	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[30]
AssetsNet	$ 2,573,848,935
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 6,001,811
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,573,848,935 # of Portfolio Investments200 Portfolio Turnover Rate47% Total Advisory Fees Paid$6,001,811
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Materials	2.3
Utilities	2.7
Energy	3.7
Consumer Staples	5.7
Industrials	8.0
Communication Services	8.2
Health Care	10.1
Consumer Discretionary	10.9
Financials	11.2
Information Technology	35.9

Top Countries

Table Summary
Value	Value
Israel	0.1
Belgium	0.1
Bermuda	0.1
United Kingdom	1.0
United States	98.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	8.5
Apple, Inc.	5.4
Amazon.com, Inc.	5.1
Alphabet, Inc.	4.9
Microsoft Corp.	4.3
Broadcom, Inc.	3.5
Micron Technology, Inc.	2.8
Advanced Micro Devices, Inc.	2.0
Goldman Sachs Group, Inc.	1.8
Eli Lilly & Co.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030763
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Large Cap Research Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[31]
AssetsNet	$ 2,573,848,935
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 6,001,811
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,573,848,935 # of Portfolio Investments200 Portfolio Turnover Rate47% Total Advisory Fees Paid$6,001,811
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Materials	2.3
Utilities	2.7
Energy	3.7
Consumer Staples	5.7
Industrials	8.0
Communication Services	8.2
Health Care	10.1
Consumer Discretionary	10.9
Financials	11.2
Information Technology	35.9

Top Countries

Table Summary
Value	Value
Israel	0.1
Belgium	0.1
Bermuda	0.1
United Kingdom	1.0
United States	98.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	8.5
Apple, Inc.	5.4
Amazon.com, Inc.	5.1
Alphabet, Inc.	4.9
Microsoft Corp.	4.3
Broadcom, Inc.	3.5
Micron Technology, Inc.	2.8
Advanced Micro Devices, Inc.	2.0
Goldman Sachs Group, Inc.	1.8
Eli Lilly & Co.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030620
Shareholder Report [Line Items]
Fund Name	CBRE Global Real Estate Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[32]
AssetsNet	$ 829,993,047
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 2,568,937
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$829,993,047 # of Portfolio Investments101 Portfolio Turnover Rate44% Total Advisory Fees Paid$2,568,937
Holdings [Text Block]

Top 10 Industries

Table Summary
Value	Value
Hotels, Restaurants & Leisure	1.4
Hotel & Resort REITs	1.9
Office REITs	3.7
Real Estate Management & Development	7.3
Diversified REITs	8.2
Residential REITs	9.7
Health Care REITs	15.3
Industrial REITs	16.8
Retail REITs	17.1
Specialized REITs	17.3

Top 10 Countries

Table Summary
Value	Value
Canada	1.1
Sweden	1.2
Belgium	1.2
Singapore	2.6
Hong Kong	3.2
United Kingdom	3.9
France	4.3
Japan	6.8
Australia	7.0
United States	65.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Welltower, Inc.	10.0
Equinix, Inc.	7.1
Prologis, Inc.	3.8
Iron Mountain, Inc.	3.0
Ventas, Inc.	3.0
Simon Property Group, Inc.	2.9
Goodman Group	2.6
VICI Properties, Inc.	2.6
UDR, Inc.	2.4
Unibail-Rodamco-Westfield	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030621
Shareholder Report [Line Items]
Fund Name	CBRE Global Real Estate Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[33]
AssetsNet	$ 829,993,047
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 2,568,937
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$829,993,047 # of Portfolio Investments101 Portfolio Turnover Rate44% Total Advisory Fees Paid$2,568,937
Holdings [Text Block]

Top 10 Industries

Table Summary
Value	Value
Hotels, Restaurants & Leisure	1.4
Hotel & Resort REITs	1.9
Office REITs	3.7
Real Estate Management & Development	7.3
Diversified REITs	8.2
Residential REITs	9.7
Health Care REITs	15.3
Industrial REITs	16.8
Retail REITs	17.1
Specialized REITs	17.3

Top 10 Countries

Table Summary
Value	Value
Canada	1.1
Sweden	1.2
Belgium	1.2
Singapore	2.6
Hong Kong	3.2
United Kingdom	3.9
France	4.3
Japan	6.8
Australia	7.0
United States	65.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Welltower, Inc.	10.0
Equinix, Inc.	7.1
Prologis, Inc.	3.8
Iron Mountain, Inc.	3.0
Ventas, Inc.	3.0
Simon Property Group, Inc.	2.9
Goodman Group	2.6
VICI Properties, Inc.	2.6
UDR, Inc.	2.4
Unibail-Rodamco-Westfield	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030623
Shareholder Report [Line Items]
Fund Name	CBRE Global Real Estate Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[34]
AssetsNet	$ 829,993,047
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 2,568,937
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$829,993,047 # of Portfolio Investments101 Portfolio Turnover Rate44% Total Advisory Fees Paid$2,568,937
Holdings [Text Block]

Top 10 Industries

Table Summary
Value	Value
Hotels, Restaurants & Leisure	1.4
Hotel & Resort REITs	1.9
Office REITs	3.7
Real Estate Management & Development	7.3
Diversified REITs	8.2
Residential REITs	9.7
Health Care REITs	15.3
Industrial REITs	16.8
Retail REITs	17.1
Specialized REITs	17.3

Top 10 Countries

Table Summary
Value	Value
Canada	1.1
Sweden	1.2
Belgium	1.2
Singapore	2.6
Hong Kong	3.2
United Kingdom	3.9
France	4.3
Japan	6.8
Australia	7.0
United States	65.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Welltower, Inc.	10.0
Equinix, Inc.	7.1
Prologis, Inc.	3.8
Iron Mountain, Inc.	3.0
Ventas, Inc.	3.0
Simon Property Group, Inc.	2.9
Goodman Group	2.6
VICI Properties, Inc.	2.6
UDR, Inc.	2.4
Unibail-Rodamco-Westfield	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030710
Shareholder Report [Line Items]
Fund Name	Harris Oakmark International Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[35]
AssetsNet	$ 1,941,221,026
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 6,731,872
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,941,221,026 # of Portfolio Investments76 Portfolio Turnover Rate28% Total Advisory Fees Paid$6,731,872
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Communication Services	1.6
Materials	7.0
Health Care	7.0
Information Technology	11.5
Consumer Staples	13.1
Financials	13.9
Industrials	19.4
Consumer Discretionary	23.1

Top 10 Countries

Table Summary
Value	Value
Sweden	2.4
Denmark	2.5
China	3.7
South Korea	4.7
Japan	5.5
Netherlands	5.6
United States	5.9
United Kingdom	13.8
France	21.6
Germany	22.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
BNP Paribas SA	3.5
adidas AG	3.1
Compass Group PLC	3.0
Symrise AG	2.8
Sunbelt Rentals Holdings, Inc.	2.8
Accor SA	2.7
Reckitt Benckiser Group PLC	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.6
DSV AS	2.5
Hexagon AB	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030711
Shareholder Report [Line Items]
Fund Name	Harris Oakmark International Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%	[36]
AssetsNet	$ 1,941,221,026
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 6,731,872
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,941,221,026 # of Portfolio Investments76 Portfolio Turnover Rate28% Total Advisory Fees Paid$6,731,872
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Communication Services	1.6
Materials	7.0
Health Care	7.0
Information Technology	11.5
Consumer Staples	13.1
Financials	13.9
Industrials	19.4
Consumer Discretionary	23.1

Top 10 Countries

Table Summary
Value	Value
Sweden	2.4
Denmark	2.5
China	3.7
South Korea	4.7
Japan	5.5
Netherlands	5.6
United States	5.9
United Kingdom	13.8
France	21.6
Germany	22.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
BNP Paribas SA	3.5
adidas AG	3.1
Compass Group PLC	3.0
Symrise AG	2.8
Sunbelt Rentals Holdings, Inc.	2.8
Accor SA	2.7
Reckitt Benckiser Group PLC	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.6
DSV AS	2.5
Hexagon AB	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030713
Shareholder Report [Line Items]
Fund Name	Harris Oakmark International Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[37]
AssetsNet	$ 1,941,221,026
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 6,731,872
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,941,221,026 # of Portfolio Investments76 Portfolio Turnover Rate28% Total Advisory Fees Paid$6,731,872
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Communication Services	1.6
Materials	7.0
Health Care	7.0
Information Technology	11.5
Consumer Staples	13.1
Financials	13.9
Industrials	19.4
Consumer Discretionary	23.1

Top 10 Countries

Table Summary
Value	Value
Sweden	2.4
Denmark	2.5
China	3.7
South Korea	4.7
Japan	5.5
Netherlands	5.6
United States	5.9
United Kingdom	13.8
France	21.6
Germany	22.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
BNP Paribas SA	3.5
adidas AG	3.1
Compass Group PLC	3.0
Symrise AG	2.8
Sunbelt Rentals Holdings, Inc.	2.8
Accor SA	2.7
Reckitt Benckiser Group PLC	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.6
DSV AS	2.5
Hexagon AB	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000112664
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Balanced-Risk Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[38]
AssetsNet	$ 745,100,686
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,283,306
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$745,100,686 # of Portfolio Investments53 Portfolio Turnover Rate26% Total Advisory Fees Paid$2,283,306
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
U.S. Large Cap Equities	4.5
Emerging Market Equities	6.2
U.S. Small Cap Equities	6.8
International Developed Market Equities	20.2
Commodities	33.3
Global Developed Bonds	72.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030670
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[39]
AssetsNet	$ 1,956,902,686
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 5,066,228
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,956,902,686 # of Portfolio Investments105 Portfolio Turnover Rate19% Total Advisory Fees Paid$5,066,228
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Materials	2.7
Utilities	4.2
Consumer Discretionary	5.4
Consumer Staples	6.7
Communication Services	6.8
Energy	8.6
Industrials	12.7
Information Technology	12.9
Health Care	18.1
Financials	18.8

Top Countries

Table Summary
Value	Value
Denmark	0.8
Belgium	1.1
Netherlands	2.2
Canada	2.4
United Kingdom	2.4
United States	89.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Alphabet, Inc.	3.9
Bank of America Corp.	3.4
Cisco Systems, Inc.	3.1
Wells Fargo & Co.	2.6
CVS Health Corp.	2.5
Merck & Co., Inc.	2.3
Microsoft Corp.	2.3
State Street Corp.	2.0
Chevron Corp.	1.9
Caterpillar, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030671
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[40]
AssetsNet	$ 1,956,902,686
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 5,066,228
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,956,902,686 # of Portfolio Investments105 Portfolio Turnover Rate19% Total Advisory Fees Paid$5,066,228
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Materials	2.7
Utilities	4.2
Consumer Discretionary	5.4
Consumer Staples	6.7
Communication Services	6.8
Energy	8.6
Industrials	12.7
Information Technology	12.9
Health Care	18.1
Financials	18.8

Top Countries

Table Summary
Value	Value
Denmark	0.8
Belgium	1.1
Netherlands	2.2
Canada	2.4
United Kingdom	2.4
United States	89.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Alphabet, Inc.	3.9
Bank of America Corp.	3.4
Cisco Systems, Inc.	3.1
Wells Fargo & Co.	2.6
CVS Health Corp.	2.5
Merck & Co., Inc.	2.3
Microsoft Corp.	2.3
State Street Corp.	2.0
Chevron Corp.	1.9
Caterpillar, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063051
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[41]
AssetsNet	$ 1,131,898,106
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 2,854,868
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,131,898,106 # of Portfolio Investments78 Portfolio Turnover Rate8% Total Advisory Fees Paid$2,854,868
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Materials	1.0
Real Estate	2.2
Industrials	2.9
Consumer Discretionary	8.3
Financials	9.9
Health Care	10.9
Communication Services	16.0
Information Technology	48.6

Top 10 Countries

Table Summary
Value	Value
South Korea	1.7
Germany	1.7
Japan	1.9
Canada	1.9
Switzerland	2.1
France	2.4
Netherlands	3.1
India	3.3
Taiwan	7.5
United States	70.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Alphabet, Inc.	9.3
Lam Research Corp.	8.5
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4
NVIDIA Corp.	5.6
Marvell Technology, Inc.	4.4
Meta Platforms, Inc.	4.2
Broadcom, Inc.	3.9
Analog Devices, Inc.	3.6
Eli Lilly & Co.	3.4
Visa, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063048
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[42]
AssetsNet	$ 1,131,898,106
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 2,854,868
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,131,898,106 # of Portfolio Investments78 Portfolio Turnover Rate8% Total Advisory Fees Paid$2,854,868
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Materials	1.0
Real Estate	2.2
Industrials	2.9
Consumer Discretionary	8.3
Financials	9.9
Health Care	10.9
Communication Services	16.0
Information Technology	48.6

Top 10 Countries

Table Summary
Value	Value
South Korea	1.7
Germany	1.7
Japan	1.9
Canada	1.9
Switzerland	2.1
France	2.4
Netherlands	3.1
India	3.3
Taiwan	7.5
United States	70.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Alphabet, Inc.	9.3
Lam Research Corp.	8.5
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4
NVIDIA Corp.	5.6
Marvell Technology, Inc.	4.4
Meta Platforms, Inc.	4.2
Broadcom, Inc.	3.9
Analog Devices, Inc.	3.6
Eli Lilly & Co.	3.4
Visa, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063050
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[43]
AssetsNet	$ 1,131,898,106
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 2,854,868
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,131,898,106 # of Portfolio Investments78 Portfolio Turnover Rate8% Total Advisory Fees Paid$2,854,868
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Materials	1.0
Real Estate	2.2
Industrials	2.9
Consumer Discretionary	8.3
Financials	9.9
Health Care	10.9
Communication Services	16.0
Information Technology	48.6

Top 10 Countries

Table Summary
Value	Value
South Korea	1.7
Germany	1.7
Japan	1.9
Canada	1.9
Switzerland	2.1
France	2.4
Netherlands	3.1
India	3.3
Taiwan	7.5
United States	70.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Alphabet, Inc.	9.3
Lam Research Corp.	8.5
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4
NVIDIA Corp.	5.6
Marvell Technology, Inc.	4.4
Meta Platforms, Inc.	4.2
Broadcom, Inc.	3.9
Analog Devices, Inc.	3.6
Eli Lilly & Co.	3.4
Visa, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030546
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.73%	[44]
AssetsNet	$ 860,196,877
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 2,862,864
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$860,196,877 # of Portfolio Investments118 Portfolio Turnover Rate54% Total Advisory Fees Paid$2,862,864
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Communication Services	0.5
Consumer Staples	1.3
Utilities	1.4
Materials	3.2
Energy	4.7
Financials	5.7
Consumer Discretionary	6.2
Health Care	23.0
Industrials	24.4
Information Technology	27.9

Top Countries

Table Summary
Value	Value
Cayman Islands	0.3
United Kingdom	0.8
Denmark	0.8
Brazil	0.9
Canada	1.1
Taiwan	1.6
Israel	1.9
Japan	2.7
United States	88.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
MKS, Inc.	3.1
Allegro MicroSystems, Inc.	2.7
BrightSpring Health Services, Inc.	2.7
ESCO Technologies, Inc.	2.2
Sterling Infrastructure, Inc.	2.1
Lattice Semiconductor Corp.	2.1
Onto Innovation, Inc.	2.0
Axsome Therapeutics, Inc.	2.0
Sanmina Corp.	2.0
TTM Technologies, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030547
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$56	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.98%	[45]
AssetsNet	$ 860,196,877
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 2,862,864
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$860,196,877 # of Portfolio Investments118 Portfolio Turnover Rate54% Total Advisory Fees Paid$2,862,864
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Communication Services	0.5
Consumer Staples	1.3
Utilities	1.4
Materials	3.2
Energy	4.7
Financials	5.7
Consumer Discretionary	6.2
Health Care	23.0
Industrials	24.4
Information Technology	27.9

Top Countries

Table Summary
Value	Value
Cayman Islands	0.3
United Kingdom	0.8
Denmark	0.8
Brazil	0.9
Canada	1.1
Taiwan	1.6
Israel	1.9
Japan	2.7
United States	88.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
MKS, Inc.	3.1
Allegro MicroSystems, Inc.	2.7
BrightSpring Health Services, Inc.	2.7
ESCO Technologies, Inc.	2.2
Sterling Infrastructure, Inc.	2.1
Lattice Semiconductor Corp.	2.1
Onto Innovation, Inc.	2.0
Axsome Therapeutics, Inc.	2.0
Sanmina Corp.	2.0
TTM Technologies, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030549
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$50	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.88%	[46]
AssetsNet	$ 860,196,877
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 2,862,864
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$860,196,877 # of Portfolio Investments118 Portfolio Turnover Rate54% Total Advisory Fees Paid$2,862,864
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Communication Services	0.5
Consumer Staples	1.3
Utilities	1.4
Materials	3.2
Energy	4.7
Financials	5.7
Consumer Discretionary	6.2
Health Care	23.0
Industrials	24.4
Information Technology	27.9

Top Countries

Table Summary
Value	Value
Cayman Islands	0.3
United Kingdom	0.8
Denmark	0.8
Brazil	0.9
Canada	1.1
Taiwan	1.6
Israel	1.9
Japan	2.7
United States	88.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
MKS, Inc.	3.1
Allegro MicroSystems, Inc.	2.7
BrightSpring Health Services, Inc.	2.7
ESCO Technologies, Inc.	2.2
Sterling Infrastructure, Inc.	2.1
Lattice Semiconductor Corp.	2.1
Onto Innovation, Inc.	2.0
Axsome Therapeutics, Inc.	2.0
Sanmina Corp.	2.0
TTM Technologies, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030600
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[47]
AssetsNet	$ 1,180,655,393
Holdings Count | Holding	986
Advisory Fees Paid, Amount	$ 2,427,588
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,180,655,393 # of Portfolio Investments986 Portfolio Turnover Rate26% Total Advisory Fees Paid$2,427,588
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Municipals	0.1
Foreign Government	0.7
Non-Agency Mortgage-Backed Securities	2.8
Short-Term Investments	2.9
Asset-Backed Securities	10.9
Corporate Bonds & Notes	24.5
Agency Sponsored Mortgage-Backed Securities	28.1
U.S. Treasury & Government Agencies	30.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	14.3
Federal National Mortgage Association	13.1
U.S. Treasury Bonds	12.0
Government National Mortgage Association	3.8
U.S. Treasury STRIPS Coupon	3.4
Federal National Mortgage Association-ACES	3.0
Federal Home Loan Mortgage Corp.	2.9
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.4
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	1.1
FMC GMSR Issuer Trust	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030601
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[48]
AssetsNet	$ 1,180,655,393
Holdings Count | Holding	986
Advisory Fees Paid, Amount	$ 2,427,588
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,180,655,393 # of Portfolio Investments986 Portfolio Turnover Rate26% Total Advisory Fees Paid$2,427,588
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Municipals	0.1
Foreign Government	0.7
Non-Agency Mortgage-Backed Securities	2.8
Short-Term Investments	2.9
Asset-Backed Securities	10.9
Corporate Bonds & Notes	24.5
Agency Sponsored Mortgage-Backed Securities	28.1
U.S. Treasury & Government Agencies	30.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	14.3
Federal National Mortgage Association	13.1
U.S. Treasury Bonds	12.0
Government National Mortgage Association	3.8
U.S. Treasury STRIPS Coupon	3.4
Federal National Mortgage Association-ACES	3.0
Federal Home Loan Mortgage Corp.	2.9
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.4
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	1.1
FMC GMSR Issuer Trust	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000112668
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Active Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Active Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[49]
AssetsNet	$ 936,285,905
Holdings Count | Holding	1,443
Advisory Fees Paid, Amount	$ 4,165,359
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$936,285,905 # of Portfolio Investments1,443 Portfolio Turnover Rate40% Total Advisory Fees Paid$4,165,359
Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	3.9
Federal National Mortgage Association	2.1
U.S. Treasury Bonds	2.1
Government National Mortgage Association	0.9
Goldman Sachs Group, Inc.	0.7
Bank of America Corp.	0.7
Morgan Stanley	0.6
Wells Fargo & Co.	0.5
Citigroup, Inc.	0.5
HSBC Holdings PLC	0.4

Top 10 Countries

Table Summary
Value	Value
Spain	0.9
Netherlands	1.2
China	1.3
Germany	1.6
France	2.1
South Korea	2.2
Taiwan	2.4
United Kingdom	2.5
Japan	3.7
United States	55.1

Asset Allocation

Table Summary
Value	Value
Municipals	0.0Footnote Reference*
Foreign Government	0.0Footnote Reference*
Preferred Stocks	0.2
Non-Agency Mortgage-Backed Securities	0.6
Asset-Backed Securities	1.6
Agency Sponsored Mortgage-Backed Securities	4.4
U.S. Treasury & Government Agencies	6.2
Short-Term Investments	17.2
Corporate Bonds & Notes	18.7
Common Stocks	49.5
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	1.8
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7
Alphabet, Inc.	1.6
Apple, Inc.	1.1
Amazon.com, Inc.	1.1
SK Hynix, Inc.	1.1
Samsung Electronics Co. Ltd.	1.0
ASML Holding NV	0.9
Microsoft Corp.	0.7
Broadcom, Inc.	0.7

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030725
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.79%	[50]
AssetsNet	$ 326,145,796
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 1,102,168
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$326,145,796 # of Portfolio Investments503 Portfolio Turnover Rate47% Total Advisory Fees Paid$1,102,168
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.9
Materials	3.8
Utilities	5.0
Energy	6.3
Information Technology	8.6
Industrials	9.3
Real Estate	9.6
Health Care	9.8
Consumer Discretionary	10.0
Financials	28.0

Top 10 Countries

Table Summary
Value	Value
South Korea	0.1
Panama	0.1
Norway	0.3
United Kingdom	0.4
Puerto Rico	0.4
Monaco	0.9
Switzerland	0.9
Canada	0.9
Bermuda	1.1
United States	90.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
New Jersey Resources Corp.	1.2
Southwest Gas Holdings, Inc.	0.8
Banc of California, Inc.	0.7
Essential Properties Realty Trust, Inc.	0.7
Garrett Motion, Inc.	0.7
Old National Bancorp	0.7
Bank of NT Butterfield & Son Ltd.	0.7
NMI Holdings, Inc.	0.7
Encore Capital Group, Inc.	0.6
Walker & Dunlop, Inc.	0.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030726
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$57	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.04%	[51]
AssetsNet	$ 326,145,796
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 1,102,168
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$326,145,796 # of Portfolio Investments503 Portfolio Turnover Rate47% Total Advisory Fees Paid$1,102,168
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.9
Materials	3.8
Utilities	5.0
Energy	6.3
Information Technology	8.6
Industrials	9.3
Real Estate	9.6
Health Care	9.8
Consumer Discretionary	10.0
Financials	28.0

Top 10 Countries

Table Summary
Value	Value
South Korea	0.1
Panama	0.1
Norway	0.3
United Kingdom	0.4
Puerto Rico	0.4
Monaco	0.9
Switzerland	0.9
Canada	0.9
Bermuda	1.1
United States	90.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
New Jersey Resources Corp.	1.2
Southwest Gas Holdings, Inc.	0.8
Banc of California, Inc.	0.7
Essential Properties Realty Trust, Inc.	0.7
Garrett Motion, Inc.	0.7
Old National Bancorp	0.7
Bank of NT Butterfield & Son Ltd.	0.7
NMI Holdings, Inc.	0.7
Encore Capital Group, Inc.	0.6
Walker & Dunlop, Inc.	0.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030755
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[52]
AssetsNet	$ 364,330,932
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 1,239,364
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$364,330,932 # of Portfolio Investments458 Portfolio Turnover Rate25% Total Advisory Fees Paid$1,239,364
Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	2.4
Australia Government Bonds	1.0
EchoStar Corp.	1.0
Glencore Funding LLC	0.8
New Zealand Government Bonds	0.8
Boeing Co.	0.7
U.K. Gilts	0.7
Teva Pharmaceutical Finance Netherlands III BV	0.6
Mexico Bonos	0.6
CSC Holdings LLC	0.4

Top 10 Countries

Table Summary
Value	Value
Israel	1.0
Mexico	1.2
Sweden	1.6
Canada	1.6
Australia	2.0
Japan	2.3
United Kingdom	2.3
Netherlands	3.5
Taiwan	3.6
United States	69.6

Asset Allocation

Table Summary
Value	Value
Convertible Bonds	0.0Footnote Reference*
Municipals	0.1
Floating Rate Loans	1.5
Short-Term Investments	2.2
U.S. Treasury & Government Agencies	2.9
Foreign Government	9.1
Corporate Bonds & Notes	16.6
Common Stocks	67.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	5.7
Booking Holdings, Inc.	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6
ASML Holding NV	3.4
Alphabet, Inc.	3.2
Amazon.com, Inc.	3.2
Mastercard, Inc.	3.1
S&P Global, Inc.	2.9
Broadcom, Inc.	2.8
Trane Technologies PLC	2.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030756
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[53]
AssetsNet	$ 364,330,932
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 1,239,364
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$364,330,932 # of Portfolio Investments458 Portfolio Turnover Rate25% Total Advisory Fees Paid$1,239,364
Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	2.4
Australia Government Bonds	1.0
EchoStar Corp.	1.0
Glencore Funding LLC	0.8
New Zealand Government Bonds	0.8
Boeing Co.	0.7
U.K. Gilts	0.7
Teva Pharmaceutical Finance Netherlands III BV	0.6
Mexico Bonos	0.6
CSC Holdings LLC	0.4

Top 10 Countries

Table Summary
Value	Value
Israel	1.0
Mexico	1.2
Sweden	1.6
Canada	1.6
Australia	2.0
Japan	2.3
United Kingdom	2.3
Netherlands	3.5
Taiwan	3.6
United States	69.6

Asset Allocation

Table Summary
Value	Value
Convertible Bonds	0.0Footnote Reference*
Municipals	0.1
Floating Rate Loans	1.5
Short-Term Investments	2.2
U.S. Treasury & Government Agencies	2.9
Foreign Government	9.1
Corporate Bonds & Notes	16.6
Common Stocks	67.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	5.7
Booking Holdings, Inc.	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6
ASML Holding NV	3.4
Alphabet, Inc.	3.2
Amazon.com, Inc.	3.2
Mastercard, Inc.	3.1
S&P Global, Inc.	2.9
Broadcom, Inc.	2.8
Trane Technologies PLC	2.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030551
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[54]
AssetsNet	$ 2,895,663,497
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 7,801,593
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,895,663,497 # of Portfolio Investments53 Portfolio Turnover Rate4% Total Advisory Fees Paid$7,801,593
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	3.7
Financials	7.4
Industrials	7.5
Health Care	11.5
Consumer Discretionary	17.4
Communication Services	23.4
Information Technology	27.1

Top Countries

Table Summary
Value	Value
China	0.1
Denmark	1.5
Canada	2.4
United States	95.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	12.6
Alphabet, Inc.	10.6
Tesla, Inc.	8.4
Meta Platforms, Inc.	6.4
Amazon.com, Inc.	6.0
Visa, Inc.	4.9
Boeing Co.	4.8
Microsoft Corp.	4.5
Netflix, Inc.	4.2
Monster Beverage Corp.	3.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030552
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$39	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[55]
AssetsNet	$ 2,895,663,497
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 7,801,593
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,895,663,497 # of Portfolio Investments53 Portfolio Turnover Rate4% Total Advisory Fees Paid$7,801,593
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	3.7
Financials	7.4
Industrials	7.5
Health Care	11.5
Consumer Discretionary	17.4
Communication Services	23.4
Information Technology	27.1

Top Countries

Table Summary
Value	Value
China	0.1
Denmark	1.5
Canada	2.4
United States	95.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	12.6
Alphabet, Inc.	10.6
Tesla, Inc.	8.4
Meta Platforms, Inc.	6.4
Amazon.com, Inc.	6.0
Visa, Inc.	4.9
Boeing Co.	4.8
Microsoft Corp.	4.5
Netflix, Inc.	4.2
Monster Beverage Corp.	3.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030554
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[56]
AssetsNet	$ 2,895,663,497
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 7,801,593
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,895,663,497 # of Portfolio Investments53 Portfolio Turnover Rate4% Total Advisory Fees Paid$7,801,593
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	3.7
Financials	7.4
Industrials	7.5
Health Care	11.5
Consumer Discretionary	17.4
Communication Services	23.4
Information Technology	27.1

Top Countries

Table Summary
Value	Value
China	0.1
Denmark	1.5
Canada	2.4
United States	95.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	12.6
Alphabet, Inc.	10.6
Tesla, Inc.	8.4
Meta Platforms, Inc.	6.4
Amazon.com, Inc.	6.0
Visa, Inc.	4.9
Boeing Co.	4.8
Microsoft Corp.	4.5
Netflix, Inc.	4.2
Monster Beverage Corp.	3.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000119619
Shareholder Report [Line Items]
Fund Name	MetLife Multi-Index Targeted Risk Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Multi-Index Targeted Risk Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[57]
AssetsNet	$ 5,421,300,219
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 3,998,877
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,421,300,219 # of Portfolio Investments33 Portfolio Turnover Rate9% Total Advisory Fees Paid$3,998,877
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
U.S. Small Cap Equities	5.2
U.S. Mid Cap Equities	9.3
International Developed Market Equities	21.7
U.S. Large Cap Equities	32.2
Investment Grade Fixed Income	39.8

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030615
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Research International Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[58]
AssetsNet	$ 1,426,723,610
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 3,620,192
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,426,723,610 # of Portfolio Investments134 Portfolio Turnover Rate13% Total Advisory Fees Paid$3,620,192
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.6
Communication Services	3.5
Energy	4.1
Consumer Staples	5.0
Consumer Discretionary	7.3
Materials	8.0
Health Care	10.6
Information Technology	13.5
Industrials	17.1
Financials	26.9

Top 10 Countries

Table Summary
Value	Value
Taiwan	2.3
Italy	3.1
Switzerland	3.1
Australia	3.9
Germany	5.3
Netherlands	5.8
France	8.3
United Kingdom	13.1
United States	14.3
Japan	23.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Mizuho Financial Group, Inc.	3.0
Schneider Electric SE	2.8
Tokyo Electron Ltd.	2.8
ASML Holding NV	2.7
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2
Novartis AG	2.2
Hitachi Ltd.	2.1
TotalEnergies SE	1.8
Linde PLC	1.8
AstraZeneca PLC	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030616
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Research International Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[59]
AssetsNet	$ 1,426,723,610
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 3,620,192
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,426,723,610 # of Portfolio Investments134 Portfolio Turnover Rate13% Total Advisory Fees Paid$3,620,192
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.6
Communication Services	3.5
Energy	4.1
Consumer Staples	5.0
Consumer Discretionary	7.3
Materials	8.0
Health Care	10.6
Information Technology	13.5
Industrials	17.1
Financials	26.9

Top 10 Countries

Table Summary
Value	Value
Taiwan	2.3
Italy	3.1
Switzerland	3.1
Australia	3.9
Germany	5.3
Netherlands	5.8
France	8.3
United Kingdom	13.1
United States	14.3
Japan	23.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Mizuho Financial Group, Inc.	3.0
Schneider Electric SE	2.8
Tokyo Electron Ltd.	2.8
ASML Holding NV	2.7
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2
Novartis AG	2.2
Hitachi Ltd.	2.1
TotalEnergies SE	1.8
Linde PLC	1.8
AstraZeneca PLC	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030618
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Research International Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[60]
AssetsNet	$ 1,426,723,610
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 3,620,192
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,426,723,610 # of Portfolio Investments134 Portfolio Turnover Rate13% Total Advisory Fees Paid$3,620,192
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.6
Communication Services	3.5
Energy	4.1
Consumer Staples	5.0
Consumer Discretionary	7.3
Materials	8.0
Health Care	10.6
Information Technology	13.5
Industrials	17.1
Financials	26.9

Top 10 Countries

Table Summary
Value	Value
Taiwan	2.3
Italy	3.1
Switzerland	3.1
Australia	3.9
Germany	5.3
Netherlands	5.8
France	8.3
United Kingdom	13.1
United States	14.3
Japan	23.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Mizuho Financial Group, Inc.	3.0
Schneider Electric SE	2.8
Tokyo Electron Ltd.	2.8
ASML Holding NV	2.7
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2
Novartis AG	2.2
Hitachi Ltd.	2.1
TotalEnergies SE	1.8
Linde PLC	1.8
AstraZeneca PLC	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030581
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Discovery Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[61]
AssetsNet	$ 1,251,005,792
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 3,740,355
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,251,005,792 # of Portfolio Investments88 Portfolio Turnover Rate35% Total Advisory Fees Paid$3,740,355
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	2.9
Consumer Discretionary	3.1
Real Estate	3.5
Communication Services	4.3
Industrials	10.8
Financials	11.0
Health Care	21.6
Information Technology	39.5

Top Countries

Table Summary
Value	Value
Israel	1.4
United States	95.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Cloudflare, Inc.	13.6
Royalty Pharma PLC	8.5
Affirm Holdings, Inc.	7.2
Aurora Innovation, Inc.	6.8
IonQ, Inc.	5.9
Roivant Sciences Ltd.	5.4
Databricks, Inc.	5.0
QXO, Inc.	4.5
ROBLOX Corp.	4.0
Opendoor Technologies, Inc.	3.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030582
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Discovery Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$46	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[62]
AssetsNet	$ 1,251,005,792
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 3,740,355
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,251,005,792 # of Portfolio Investments88 Portfolio Turnover Rate35% Total Advisory Fees Paid$3,740,355
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	2.9
Consumer Discretionary	3.1
Real Estate	3.5
Communication Services	4.3
Industrials	10.8
Financials	11.0
Health Care	21.6
Information Technology	39.5

Top Countries

Table Summary
Value	Value
Israel	1.4
United States	95.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Cloudflare, Inc.	13.6
Royalty Pharma PLC	8.5
Affirm Holdings, Inc.	7.2
Aurora Innovation, Inc.	6.8
IonQ, Inc.	5.9
Roivant Sciences Ltd.	5.4
Databricks, Inc.	5.0
QXO, Inc.	4.5
ROBLOX Corp.	4.0
Opendoor Technologies, Inc.	3.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030584
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Discovery Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$41	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[63]
AssetsNet	$ 1,251,005,792
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 3,740,355
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,251,005,792 # of Portfolio Investments88 Portfolio Turnover Rate35% Total Advisory Fees Paid$3,740,355
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	2.9
Consumer Discretionary	3.1
Real Estate	3.5
Communication Services	4.3
Industrials	10.8
Financials	11.0
Health Care	21.6
Information Technology	39.5

Top Countries

Table Summary
Value	Value
Israel	1.4
United States	95.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Cloudflare, Inc.	13.6
Royalty Pharma PLC	8.5
Affirm Holdings, Inc.	7.2
Aurora Innovation, Inc.	6.8
IonQ, Inc.	5.9
Roivant Sciences Ltd.	5.4
Databricks, Inc.	5.0
QXO, Inc.	4.5
ROBLOX Corp.	4.0
Opendoor Technologies, Inc.	3.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100071
Shareholder Report [Line Items]
Fund Name	PanAgora Global Diversified Risk Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PanAgora Global Diversified Risk Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[64]
AssetsNet	$ 1,241,286,848
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 3,970,152
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,241,286,848 # of Portfolio Investments370 Portfolio Turnover Rate25% Total Advisory Fees Paid$3,970,152
Holdings [Text Block]

Top Fixed Income Issuers

Table Summary
U.S. Treasury Inflation-Indexed Notes	11.2
U.S. Treasury Inflation-Indexed Bonds	1.6

Regional Exposure

Table Summary
Value	Value
Japan Equity	3.3
European Equity	9.3
Asia Fixed Income	11.8
European Fixed Income	14.1
Americas Equity	34.0
Americas Fixed Income	58.2

Asset Allocation

Table Summary
Value	Value
Global Developed Inflation-Linked	3.9
International Developed Equities	6.3
U.S. Small Cap Equities	12.5
Emerging Market Equities	13.3
U.S. Large Cap Equities	13.7
Commodities	41.8
Global Developed Bonds	80.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Ameren Corp.	0.3
Tokyo Electron Ltd.	0.3
Amcor PLC	0.2
Duke Energy Corp.	0.2
Corteva, Inc.	0.2
Packaging Corp. of America	0.2
Next PLC	0.2
Advantest Corp.	0.2
ASML Holding NV	0.2
Constellation Energy Corp.	0.2

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030630
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Protected Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%	[65]
AssetsNet	$ 1,388,544,669
Holdings Count | Holding	657
Advisory Fees Paid, Amount	$ 3,390,151
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,388,544,669 # of Portfolio Investments657 Portfolio Turnover Rate90% Total Advisory Fees Paid$3,390,151
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	1.4
Non-Agency Mortgage-Backed Securities	1.5
Asset-Backed Securities	6.4
Foreign Government	9.2
Agency Sponsored Mortgage-Backed Securities	18.4
Short-Term Investments	59.5
U.S. Treasury & Government Agencies	95.2

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Inflation-Indexed Notes	65.0
U.S. Treasury Inflation-Indexed Bonds	30.1
Uniform Mortgage-Backed Security, TBA	10.9
Italy Buoni Poliennali Del Tesoro	2.5
Japan Government CPI-Linked Bonds	2.4
Government National Mortgage Association	2.2
U.K. Gilts	2.1
Government National Mortgage Association REMICS	2.1
Federal Home Loan Mortgage Corp. REMICS	1.2
French Republic Government Bonds OAT	0.7

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030631
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Protected Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$76	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%	[66]
AssetsNet	$ 1,388,544,669
Holdings Count | Holding	657
Advisory Fees Paid, Amount	$ 3,390,151
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,388,544,669 # of Portfolio Investments657 Portfolio Turnover Rate90% Total Advisory Fees Paid$3,390,151
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	1.4
Non-Agency Mortgage-Backed Securities	1.5
Asset-Backed Securities	6.4
Foreign Government	9.2
Agency Sponsored Mortgage-Backed Securities	18.4
Short-Term Investments	59.5
U.S. Treasury & Government Agencies	95.2

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Inflation-Indexed Notes	65.0
U.S. Treasury Inflation-Indexed Bonds	30.1
Uniform Mortgage-Backed Security, TBA	10.9
Italy Buoni Poliennali Del Tesoro	2.5
Japan Government CPI-Linked Bonds	2.4
Government National Mortgage Association	2.2
U.K. Gilts	2.1
Government National Mortgage Association REMICS	2.1
Federal Home Loan Mortgage Corp. REMICS	1.2
French Republic Government Bonds OAT	0.7

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030633
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Protected Bond Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$71	1.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%	[67]
AssetsNet	$ 1,388,544,669
Holdings Count | Holding	657
Advisory Fees Paid, Amount	$ 3,390,151
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,388,544,669 # of Portfolio Investments657 Portfolio Turnover Rate90% Total Advisory Fees Paid$3,390,151
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	1.4
Non-Agency Mortgage-Backed Securities	1.5
Asset-Backed Securities	6.4
Foreign Government	9.2
Agency Sponsored Mortgage-Backed Securities	18.4
Short-Term Investments	59.5
U.S. Treasury & Government Agencies	95.2

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Inflation-Indexed Notes	65.0
U.S. Treasury Inflation-Indexed Bonds	30.1
Uniform Mortgage-Backed Security, TBA	10.9
Italy Buoni Poliennali Del Tesoro	2.5
Japan Government CPI-Linked Bonds	2.4
Government National Mortgage Association	2.2
U.K. Gilts	2.1
Government National Mortgage Association REMICS	2.1
Federal Home Loan Mortgage Corp. REMICS	1.2
French Republic Government Bonds OAT	0.7

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030635
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[68]
AssetsNet	$ 3,421,109,516
Holdings Count | Holding	1,679
Advisory Fees Paid, Amount	$ 7,808,351
InvestmentCompanyPortfolioTurnover	248.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,421,109,516 # of Portfolio Investments1,679 Portfolio Turnover Rate248% Total Advisory Fees Paid$7,808,351
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Floating Rate Loans	0.3
Municipals	0.8
Short-Term Investments	2.2
Asset-Backed Securities	6.4
Foreign Government	9.9
Non-Agency Mortgage-Backed Securities	10.4
U.S. Treasury & Government Agencies	24.1
Corporate Bonds & Notes	40.8
Agency Sponsored Mortgage-Backed Securities	44.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
Uniform Mortgage-Backed Security, TBA	31.0
U.S. Treasury Bonds	16.6
Government National Mortgage Association, TBA	5.6
U.S. Treasury Notes	4.9
Federal National Mortgage Association	2.7
U.S. Treasury Inflation-Indexed Bonds	2.3
Federal Home Loan Mortgage Corp.	1.9
Government National Mortgage Association REMICS	1.8
Benchmark Mortgage Trust	1.4
Government National Mortgage Association	1.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030636
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[69]
AssetsNet	$ 3,421,109,516
Holdings Count | Holding	1,679
Advisory Fees Paid, Amount	$ 7,808,351
InvestmentCompanyPortfolioTurnover	248.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,421,109,516 # of Portfolio Investments1,679 Portfolio Turnover Rate248% Total Advisory Fees Paid$7,808,351
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Floating Rate Loans	0.3
Municipals	0.8
Short-Term Investments	2.2
Asset-Backed Securities	6.4
Foreign Government	9.9
Non-Agency Mortgage-Backed Securities	10.4
U.S. Treasury & Government Agencies	24.1
Corporate Bonds & Notes	40.8
Agency Sponsored Mortgage-Backed Securities	44.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
Uniform Mortgage-Backed Security, TBA	31.0
U.S. Treasury Bonds	16.6
Government National Mortgage Association, TBA	5.6
U.S. Treasury Notes	4.9
Federal National Mortgage Association	2.7
U.S. Treasury Inflation-Indexed Bonds	2.3
Federal Home Loan Mortgage Corp.	1.9
Government National Mortgage Association REMICS	1.8
Benchmark Mortgage Trust	1.4
Government National Mortgage Association	1.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030638
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[70]
AssetsNet	$ 3,421,109,516
Holdings Count | Holding	1,679
Advisory Fees Paid, Amount	$ 7,808,351
InvestmentCompanyPortfolioTurnover	248.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,421,109,516 # of Portfolio Investments1,679 Portfolio Turnover Rate248% Total Advisory Fees Paid$7,808,351
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Floating Rate Loans	0.3
Municipals	0.8
Short-Term Investments	2.2
Asset-Backed Securities	6.4
Foreign Government	9.9
Non-Agency Mortgage-Backed Securities	10.4
U.S. Treasury & Government Agencies	24.1
Corporate Bonds & Notes	40.8
Agency Sponsored Mortgage-Backed Securities	44.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
Uniform Mortgage-Backed Security, TBA	31.0
U.S. Treasury Bonds	16.6
Government National Mortgage Association, TBA	5.6
U.S. Treasury Notes	4.9
Federal National Mortgage Association	2.7
U.S. Treasury Inflation-Indexed Bonds	2.3
Federal Home Loan Mortgage Corp.	1.9
Government National Mortgage Association REMICS	1.8
Benchmark Mortgage Trust	1.4
Government National Mortgage Association	1.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000112671
Shareholder Report [Line Items]
Fund Name	Schroders Global Multi-Asset Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Schroders Global Multi-Asset Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[71]
AssetsNet	$ 573,174,360
Holdings Count | Holding	1,188
Advisory Fees Paid, Amount	$ 1,818,749
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$573,174,360 # of Portfolio Investments1,188 Portfolio Turnover Rate32% Total Advisory Fees Paid$1,818,749
Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
Wells Fargo & Co.	1.1
Bank of America Corp.	1.0
Dell International LLC/EMC Corp.	0.8
Oracle Corp.	0.8
Morgan Stanley	0.8
AT&T, Inc.	0.8
UBS Group AG	0.7
General Motors Financial Co., Inc.	0.7
Space Exploration Technologies Corp.	0.7
M&T Bank Corp.	0.6

Top 10 Countries

Table Summary
Value	Value
Australia	1.0
Netherlands	1.2
Germany	1.3
Italy	1.3
Switzerland	1.4
France	1.5
Canada	1.5
United Kingdom	1.9
Japan	2.3
United States	72.6

Asset Allocation

Table Summary
Value	Value
Rights	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Investment Companies	0.3
Short-Term Investments	6.8
Corporate Bonds & Notes	39.0
Common Stocks	50.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	2.9
Alphabet, Inc.	2.6
Apple, Inc.	2.4
Microsoft Corp.	1.7
Amazon.com, Inc.	1.4
Broadcom, Inc.	1.2
Meta Platforms, Inc.	0.8
Advanced Micro Devices, Inc.	0.7
JPMorgan Chase & Co.	0.7
Eli Lilly & Co.	0.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210971
Shareholder Report [Line Items]
Fund Name	State Street Emerging Markets Enhanced Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Emerging Markets Enhanced Index Portfolio (the "Portfolio") (formerly, SSGA Emerging Markets Enhanced Index Portfolio)for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.53%	[72]
AssetsNet	$ 1,171,620,036
Holdings Count | Holding	589
Advisory Fees Paid, Amount	$ 2,614,492
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,171,620,036 # of Portfolio Investments589 Portfolio Turnover Rate9% Total Advisory Fees Paid$2,614,492
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.0
Consumer Staples	2.4
Health Care	2.4
Energy	3.1
Materials	5.3
Communication Services	5.6
Industrials	6.6
Consumer Discretionary	6.8
Financials	17.4
Information Technology	44.1

Top 10 Countries

Table Summary
Value	Value
Poland	0.9
United Arab Emirates	1.1
Mexico	1.6
Saudi Arabia	2.2
South Africa	2.5
Brazil	3.6
India	10.6
China	17.9
South Korea	23.5
Taiwan	26.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8
Samsung Electronics Co. Ltd.	9.1
SK Hynix, Inc.	7.7
Tencent Holdings Ltd.	2.8
MediaTek, Inc.	1.7
Alibaba Group Holding Ltd.	1.5
Delta Electronics, Inc.	1.1
Hon Hai Precision Industry Co. Ltd.	1.0
SK Square Co. Ltd.	0.8
ASE Technology Holding Co. Ltd.	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210968
Shareholder Report [Line Items]
Fund Name	State Street Emerging Markets Enhanced Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Emerging Markets Enhanced Index Portfolio (the "Portfolio") (formerly, SSGA Emerging Markets Enhanced Index Portfolio)for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.79%	[73]
AssetsNet	$ 1,171,620,036
Holdings Count | Holding	589
Advisory Fees Paid, Amount	$ 2,614,492
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,171,620,036 # of Portfolio Investments589 Portfolio Turnover Rate9% Total Advisory Fees Paid$2,614,492
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.0
Consumer Staples	2.4
Health Care	2.4
Energy	3.1
Materials	5.3
Communication Services	5.6
Industrials	6.6
Consumer Discretionary	6.8
Financials	17.4
Information Technology	44.1

Top 10 Countries

Table Summary
Value	Value
Poland	0.9
United Arab Emirates	1.1
Mexico	1.6
Saudi Arabia	2.2
South Africa	2.5
Brazil	3.6
India	10.6
China	17.9
South Korea	23.5
Taiwan	26.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8
Samsung Electronics Co. Ltd.	9.1
SK Hynix, Inc.	7.7
Tencent Holdings Ltd.	2.8
MediaTek, Inc.	1.7
Alibaba Group Holding Ltd.	1.5
Delta Electronics, Inc.	1.1
Hon Hai Precision Industry Co. Ltd.	1.0
SK Square Co. Ltd.	0.8
ASE Technology Holding Co. Ltd.	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030695
Shareholder Report [Line Items]
Fund Name	State Street Moderate ETF Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Moderate ETF Portfolio (the "Portfolio") (formerly, SSGA Growth and Income ETF Portfolio) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[74]
AssetsNet	$ 1,666,330,873
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,569,963
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,666,330,873 # of Portfolio Investments54 Portfolio Turnover Rate25% Total Advisory Fees Paid$2,569,963
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
U.S. Mid Cap Equities	3.2
U.S. Small Cap Equities	4.3
Commodities	7.9
International Developed Market Equities	9.5
Emerging Market Equities	10.0
High Yield Fixed Income	12.3
Investment Grade Fixed Income	16.6
U.S. Large Cap Equities	35.1

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
State Street SPDR S&P 500 ETF Trust	20.9
iShares Core S&P 500 ETF	14.2
iShares Core MSCI Emerging Markets ETF	10.0
State Street SPDR Portfolio Developed World ex-U.S. ETF	7.6
Vanguard Total Bond Market ETF	7.3
State Street SPDR Bloomberg High Yield Bond ETF	7.2
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.4
iShares Core S&P Small-Cap ETF	4.3
iShares 0-5 Year TIPS Bond ETF	4.1
SPDR Gold Shares	3.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030696
Shareholder Report [Line Items]
Fund Name	State Street Moderate ETF Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Moderate ETF Portfolio (the "Portfolio") (formerly, SSGA Growth and Income ETF Portfolio) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[75]
AssetsNet	$ 1,666,330,873
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,569,963
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,666,330,873 # of Portfolio Investments54 Portfolio Turnover Rate25% Total Advisory Fees Paid$2,569,963
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
U.S. Mid Cap Equities	3.2
U.S. Small Cap Equities	4.3
Commodities	7.9
International Developed Market Equities	9.5
Emerging Market Equities	10.0
High Yield Fixed Income	12.3
Investment Grade Fixed Income	16.6
U.S. Large Cap Equities	35.1

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
State Street SPDR S&P 500 ETF Trust	20.9
iShares Core S&P 500 ETF	14.2
iShares Core MSCI Emerging Markets ETF	10.0
State Street SPDR Portfolio Developed World ex-U.S. ETF	7.6
Vanguard Total Bond Market ETF	7.3
State Street SPDR Bloomberg High Yield Bond ETF	7.2
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.4
iShares Core S&P Small-Cap ETF	4.3
iShares 0-5 Year TIPS Bond ETF	4.1
SPDR Gold Shares	3.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030698
Shareholder Report [Line Items]
Fund Name	State Street Moderate ETF Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Moderate ETF Portfolio (the "Portfolio") (formerly, SSGA Growth and Income ETF Portfolio) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[76]
AssetsNet	$ 1,666,330,873
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,569,963
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,666,330,873 # of Portfolio Investments54 Portfolio Turnover Rate25% Total Advisory Fees Paid$2,569,963
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
U.S. Mid Cap Equities	3.2
U.S. Small Cap Equities	4.3
Commodities	7.9
International Developed Market Equities	9.5
Emerging Market Equities	10.0
High Yield Fixed Income	12.3
Investment Grade Fixed Income	16.6
U.S. Large Cap Equities	35.1

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
State Street SPDR S&P 500 ETF Trust	20.9
iShares Core S&P 500 ETF	14.2
iShares Core MSCI Emerging Markets ETF	10.0
State Street SPDR Portfolio Developed World ex-U.S. ETF	7.6
Vanguard Total Bond Market ETF	7.3
State Street SPDR Bloomberg High Yield Bond ETF	7.2
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.4
iShares Core S&P Small-Cap ETF	4.3
iShares 0-5 Year TIPS Bond ETF	4.1
SPDR Gold Shares	3.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030700
Shareholder Report [Line Items]
Fund Name	State Street Moderately Aggressive ETF Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Moderately Aggressive ETF Portfolio (the "Portfolio") (formerly, SSGA Growth ETF Portfolio) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[77]
AssetsNet	$ 778,965,044
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,225,426
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$778,965,044 # of Portfolio Investments40 Portfolio Turnover Rate18% Total Advisory Fees Paid$1,225,426
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Real Eastate Equities	1.0
Investment Grade Fixed Income	2.7
U.S. Mid Cap Equities	4.7
U.S. Small Cap Equities	6.0
High Yield Fixed Income	6.2
Commodities	8.3
Emerging Market Equities	12.5
International Developed Market Equities	15.1
U.S. Large Cap Equities	42.2

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
State Street SPDR S&P 500 ETF Trust	24.4
iShares Core S&P 500 ETF	17.7
iShares Core MSCI Emerging Markets ETF	12.5
State Street SPDR Portfolio Developed World ex-U.S. ETF	12.1
iShares Core S&P Small-Cap ETF	6.0
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5.1
iShares Core S&P Mid-Cap ETF	4.7
SPDR Gold Shares	3.2
State Street SPDR Bloomberg High Yield Bond ETF	3.1
Schwab International Small-Cap Equity ETF	3.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030701
Shareholder Report [Line Items]
Fund Name	State Street Moderately Aggressive ETF Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Moderately Aggressive ETF Portfolio (the "Portfolio") (formerly, SSGA Growth ETF Portfolio) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$32	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[78]
AssetsNet	$ 778,965,044
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,225,426
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$778,965,044 # of Portfolio Investments40 Portfolio Turnover Rate18% Total Advisory Fees Paid$1,225,426
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Real Eastate Equities	1.0
Investment Grade Fixed Income	2.7
U.S. Mid Cap Equities	4.7
U.S. Small Cap Equities	6.0
High Yield Fixed Income	6.2
Commodities	8.3
Emerging Market Equities	12.5
International Developed Market Equities	15.1
U.S. Large Cap Equities	42.2

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
State Street SPDR S&P 500 ETF Trust	24.4
iShares Core S&P 500 ETF	17.7
iShares Core MSCI Emerging Markets ETF	12.5
State Street SPDR Portfolio Developed World ex-U.S. ETF	12.1
iShares Core S&P Small-Cap ETF	6.0
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5.1
iShares Core S&P Mid-Cap ETF	4.7
SPDR Gold Shares	3.2
State Street SPDR Bloomberg High Yield Bond ETF	3.1
Schwab International Small-Cap Equity ETF	3.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030703
Shareholder Report [Line Items]
Fund Name	State Street Moderately Aggressive ETF Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Moderately Aggressive ETF Portfolio (the "Portfolio") (formerly, SSGA Growth ETF Portfolio) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$27	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[79]
AssetsNet	$ 778,965,044
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,225,426
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$778,965,044 # of Portfolio Investments40 Portfolio Turnover Rate18% Total Advisory Fees Paid$1,225,426
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Real Eastate Equities	1.0
Investment Grade Fixed Income	2.7
U.S. Mid Cap Equities	4.7
U.S. Small Cap Equities	6.0
High Yield Fixed Income	6.2
Commodities	8.3
Emerging Market Equities	12.5
International Developed Market Equities	15.1
U.S. Large Cap Equities	42.2

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
State Street SPDR S&P 500 ETF Trust	24.4
iShares Core S&P 500 ETF	17.7
iShares Core MSCI Emerging Markets ETF	12.5
State Street SPDR Portfolio Developed World ex-U.S. ETF	12.1
iShares Core S&P Small-Cap ETF	6.0
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5.1
iShares Core S&P Mid-Cap ETF	4.7
SPDR Gold Shares	3.2
State Street SPDR Bloomberg High Yield Bond ETF	3.1
Schwab International Small-Cap Equity ETF	3.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030576
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%	[80]
AssetsNet	$ 2,599,621,643
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 6,282,484
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,599,621,643 # of Portfolio Investments113 Portfolio Turnover Rate30% Total Advisory Fees Paid$6,282,484
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Real Estate	2.4
Materials	4.2
Utilities	4.3
Consumer Staples	6.4
Energy	7.1
Consumer Discretionary	9.2
Industrials	11.6
Health Care	14.2
Financials	17.9
Information Technology	20.1

Top Countries

Table Summary
Value	Value
Germany	0.5
Switzerland	0.7
United Kingdom	0.8
France	1.2
United States	96.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Amazon.com, Inc.	6.4
Apple, Inc.	5.4
Microsoft Corp.	4.1
Bank of America Corp.	3.5
CSX Corp.	2.6
ConocoPhillips	2.4
Chubb Ltd.	2.4
Charles Schwab Corp.	2.4
Procter & Gamble Co.	2.2
Colgate-Palmolive Co.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030577
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[81]
AssetsNet	$ 2,599,621,643
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 6,282,484
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,599,621,643 # of Portfolio Investments113 Portfolio Turnover Rate30% Total Advisory Fees Paid$6,282,484
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Real Estate	2.4
Materials	4.2
Utilities	4.3
Consumer Staples	6.4
Energy	7.1
Consumer Discretionary	9.2
Industrials	11.6
Health Care	14.2
Financials	17.9
Information Technology	20.1

Top Countries

Table Summary
Value	Value
Germany	0.5
Switzerland	0.7
United Kingdom	0.8
France	1.2
United States	96.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Amazon.com, Inc.	6.4
Apple, Inc.	5.4
Microsoft Corp.	4.1
Bank of America Corp.	3.5
CSX Corp.	2.6
ConocoPhillips	2.4
Chubb Ltd.	2.4
Charles Schwab Corp.	2.4
Procter & Gamble Co.	2.2
Colgate-Palmolive Co.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030579
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Value Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$36	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[82]
AssetsNet	$ 2,599,621,643
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 6,282,484
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,599,621,643 # of Portfolio Investments113 Portfolio Turnover Rate30% Total Advisory Fees Paid$6,282,484
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Real Estate	2.4
Materials	4.2
Utilities	4.3
Consumer Staples	6.4
Energy	7.1
Consumer Discretionary	9.2
Industrials	11.6
Health Care	14.2
Financials	17.9
Information Technology	20.1

Top Countries

Table Summary
Value	Value
Germany	0.5
Switzerland	0.7
United Kingdom	0.8
France	1.2
United States	96.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Amazon.com, Inc.	6.4
Apple, Inc.	5.4
Microsoft Corp.	4.1
Bank of America Corp.	3.5
CSX Corp.	2.6
ConocoPhillips	2.4
Chubb Ltd.	2.4
Charles Schwab Corp.	2.4
Procter & Gamble Co.	2.2
Colgate-Palmolive Co.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030650
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Mid Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[83]
AssetsNet	$ 1,122,008,595
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 3,450,656
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,122,008,595 # of Portfolio Investments175 Portfolio Turnover Rate37% Total Advisory Fees Paid$3,450,656
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	0.9
Materials	1.5
Communication Services	3.2
Consumer Staples	3.4
Energy	3.9
Financials	6.6
Consumer Discretionary	13.5
Health Care	18.4
Industrials	19.5
Information Technology	27.0

Top Countries

Table Summary
Value	Value
Cayman Islands	0.1
Netherlands	0.5
Switzerland	0.6
Denmark	0.7
Thailand	0.9
Germany	1.2
United Kingdom	1.2
Canada	1.9
United States	90.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Agilent Technologies, Inc.	2.4
Keysight Technologies, Inc.	2.1
Mettler-Toledo International, Inc.	2.0
Teradyne, Inc.	2.0
MACOM Technology Solutions Holdings, Inc.	2.0
Datadog, Inc.	1.9
Yum! Brands, Inc.	1.8
Burlington Stores, Inc.	1.7
Lattice Semiconductor Corp.	1.7
Assurant, Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030651
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Mid Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[84]
AssetsNet	$ 1,122,008,595
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 3,450,656
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,122,008,595 # of Portfolio Investments175 Portfolio Turnover Rate37% Total Advisory Fees Paid$3,450,656
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	0.9
Materials	1.5
Communication Services	3.2
Consumer Staples	3.4
Energy	3.9
Financials	6.6
Consumer Discretionary	13.5
Health Care	18.4
Industrials	19.5
Information Technology	27.0

Top Countries

Table Summary
Value	Value
Cayman Islands	0.1
Netherlands	0.5
Switzerland	0.6
Denmark	0.7
Thailand	0.9
Germany	1.2
United Kingdom	1.2
Canada	1.9
United States	90.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Agilent Technologies, Inc.	2.4
Keysight Technologies, Inc.	2.1
Mettler-Toledo International, Inc.	2.0
Teradyne, Inc.	2.0
MACOM Technology Solutions Holdings, Inc.	2.0
Datadog, Inc.	1.9
Yum! Brands, Inc.	1.8
Burlington Stores, Inc.	1.7
Lattice Semiconductor Corp.	1.7
Assurant, Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030653
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Mid Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[85]
AssetsNet	$ 1,122,008,595
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 3,450,656
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,122,008,595 # of Portfolio Investments175 Portfolio Turnover Rate37% Total Advisory Fees Paid$3,450,656
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	0.9
Materials	1.5
Communication Services	3.2
Consumer Staples	3.4
Energy	3.9
Financials	6.6
Consumer Discretionary	13.5
Health Care	18.4
Industrials	19.5
Information Technology	27.0

Top Countries

Table Summary
Value	Value
Cayman Islands	0.1
Netherlands	0.5
Switzerland	0.6
Denmark	0.7
Thailand	0.9
Germany	1.2
United Kingdom	1.2
Canada	1.9
United States	90.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Agilent Technologies, Inc.	2.4
Keysight Technologies, Inc.	2.1
Mettler-Toledo International, Inc.	2.0
Teradyne, Inc.	2.0
MACOM Technology Solutions Holdings, Inc.	2.0
Datadog, Inc.	1.9
Yum! Brands, Inc.	1.8
Burlington Stores, Inc.	1.7
Lattice Semiconductor Corp.	1.7
Assurant, Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000154912
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[86]
AssetsNet	$ 1,265,355,440
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 2,740,198
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,265,355,440 # of Portfolio Investments410 Portfolio Turnover Rate255% Total Advisory Fees Paid$2,740,198
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Foreign Government	0.3
Short-Term Investments	6.4
Non-Agency Mortgage-Backed Securities	10.0
Asset-Backed Securities	11.7
Corporate Bonds & Notes	14.4
Agency Sponsored Mortgage-Backed Securities	35.7
U.S. Treasury & Government Agencies	37.3

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	30.1
Uniform Mortgage-Backed Security, TBA	11.0
Federal National Mortgage Association	11.0
U.S. Treasury Bonds	7.2
Federal Home Loan Mortgage Corp.	6.0
Government National Mortgage Association, TBA	4.2
Government National Mortgage Association	2.1
JP Morgan Mortgage Trust	1.0
SLM Student Loan Trust	0.8
CIM Trust	0.7

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000154913
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[87]
AssetsNet	$ 1,265,355,440
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 2,740,198
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,265,355,440 # of Portfolio Investments410 Portfolio Turnover Rate255% Total Advisory Fees Paid$2,740,198
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Foreign Government	0.3
Short-Term Investments	6.4
Non-Agency Mortgage-Backed Securities	10.0
Asset-Backed Securities	11.7
Corporate Bonds & Notes	14.4
Agency Sponsored Mortgage-Backed Securities	35.7
U.S. Treasury & Government Agencies	37.3

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	30.1
Uniform Mortgage-Backed Security, TBA	11.0
Federal National Mortgage Association	11.0
U.S. Treasury Bonds	7.2
Federal Home Loan Mortgage Corp.	6.0
Government National Mortgage Association, TBA	4.2
Government National Mortgage Association	2.1
JP Morgan Mortgage Trust	1.0
SLM Student Loan Trust	0.8
CIM Trust	0.7

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030586
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Mid Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[88]
AssetsNet	$ 883,085,116
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,398,721
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$883,085,116 # of Portfolio Investments98 Portfolio Turnover Rate35% Total Advisory Fees Paid$2,398,721
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Consumer Staples	4.8
Utilities	5.5
Real Estate	6.1
Energy	6.7
Financials	7.6
Health Care	8.8
Materials	10.1
Information Technology	11.5
Consumer Discretionary	12.6
Industrials	23.6

Top Countries

Table Summary
Value	Value
United States	97.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Labcorp Holdings, Inc.	2.6
U.S. Foods Holding Corp.	2.3
Molina Healthcare, Inc.	2.1
Alliant Energy Corp.	2.1
Microchip Technology, Inc.	2.0
Packaging Corp. of America	2.0
RPM International, Inc.	1.9
Keysight Technologies, Inc.	1.9
Truist Financial Corp.	1.9
Hubbell, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030587
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Mid Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[89]
AssetsNet	$ 883,085,116
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,398,721
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$883,085,116 # of Portfolio Investments98 Portfolio Turnover Rate35% Total Advisory Fees Paid$2,398,721
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Consumer Staples	4.8
Utilities	5.5
Real Estate	6.1
Energy	6.7
Financials	7.6
Health Care	8.8
Materials	10.1
Information Technology	11.5
Consumer Discretionary	12.6
Industrials	23.6

Top Countries

Table Summary
Value	Value
United States	97.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Labcorp Holdings, Inc.	2.6
U.S. Foods Holding Corp.	2.3
Molina Healthcare, Inc.	2.1
Alliant Energy Corp.	2.1
Microchip Technology, Inc.	2.0
Packaging Corp. of America	2.0
RPM International, Inc.	1.9
Keysight Technologies, Inc.	1.9
Truist Financial Corp.	1.9
Hubbell, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030589
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Mid Cap Value Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$40	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[90]
AssetsNet	$ 883,085,116
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,398,721
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$883,085,116 # of Portfolio Investments98 Portfolio Turnover Rate35% Total Advisory Fees Paid$2,398,721
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Consumer Staples	4.8
Utilities	5.5
Real Estate	6.1
Energy	6.7
Financials	7.6
Health Care	8.8
Materials	10.1
Information Technology	11.5
Consumer Discretionary	12.6
Industrials	23.6

Top Countries

Table Summary
Value	Value
United States	97.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Labcorp Holdings, Inc.	2.6
U.S. Foods Holding Corp.	2.3
Molina Healthcare, Inc.	2.1
Alliant Energy Corp.	2.1
Microchip Technology, Inc.	2.0
Packaging Corp. of America	2.0
RPM International, Inc.	1.9
Keysight Technologies, Inc.	1.9
Truist Financial Corp.	1.9
Hubbell, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100091
Shareholder Report [Line Items]
Fund Name	Western Asset Management Government Income Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management Government Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[91]
AssetsNet	$ 452,947,944
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 947,068
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$452,947,944 # of Portfolio Investments450 Portfolio Turnover Rate77% Total Advisory Fees Paid$947,068
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Non-Agency Mortgage-Backed Securities	1.7
Short-Term Investments	2.1
Foreign Government	5.9
Agency Sponsored Mortgage-Backed Securities	36.2
U.S. Treasury & Government Agencies	59.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Bonds	16.5
Federal Home Loan Mortgage Corp.	16.4
Resolution Funding Corp. Principal STRIPS	13.3
Federal National Mortgage Association	11.8
Federal Farm Credit Banks Funding Corp.	8.3
U.S. Treasury Notes	4.2
Government National Mortgage Association	3.8
Uniform Mortgage-Backed Security	3.2
Federal Home Loan Mortgage Corp. STRIPS	2.9
Government National Mortgage Association, TBA	2.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT

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